Cover - USD ($)	12 Months Ended
	May 31, 2020	Jun. 10, 2022	Nov. 30, 2018
Cover [Abstract]
Entity Registrant Name	Brisset Beer International, Inc.
Entity Central Index Key	0001495648
Document Type	10-K/A
Amendment Flag	true
Amendment Description	Amendment
Entity Voluntary Filers	No
Current Fiscal Year End Date	--05-31
Entity Well Known Seasoned Issuer	No
Entity Small Business	true
Entity Shell Company	true
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	May 31, 2020
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding		9,863,000
Entity Public Float			$ 0
Document Annual Report	true
Document Transition Report	false
Entity File Number	000-54452
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	80-0778461
Entity Address Address Line 1	370 Guy
Entity Address Address Line 2	Suite G9
Entity Address City Or Town	Montreal
Entity Address Country	CA
City Area Code	917
Auditor Name	Gries & Associates, LLC
Auditor Location	Denver, CO
Local Phone Number	403-1430
Entity Interactive Data Current	No